Risks and Uncertainties (Tables)	12 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
Schedule of Total Revenues

For the years ended September 30, 2025, 2024 and 2023, customers accounting for 10% or more of total revenues are as follows:

	2025		2024		2023
Customer		%		%		%
A	7,331,333	34.7	$15,458,421	43.4	-	-
B	4,042,798	19.1	6,738,937	18.9
C	3,759,910	17.8			5,554,474	11.0
D	-				5,748,637	11.4

For the years ended September 30, 2025, 2024 and 2023, customers accounting for 10% or more of accounts receivable are as follows:

	2025		2024		2023
Customer		%		%		%
E	-	-	2,041,922	19.5	-	-
F	-	-	1,985,869	18.9	-	-
G	-	-	1,979,011	18.9	-	-
A	-	-	1,844,322	17.6	-	-
H	-	-	1,185,300	11.3	-	-

For the years ended September 30, 2025, 2024 and 2023, the vendors which accounted for 10% or more of total purchases are as follows:

	2025		2024		2023
Vendor		%		%		%
A	$5,785,990	19.7	$-	-	-	-
B	4,903,050	16.7	-	-	$-	-
C	4,384,274	15.0	3,722,438	13.8	-	-
D	3,352,637	11.4	-	-	-	-
E	-	-	11,330,745	42.0	15,063,407	32.4
F	-	-	-	-	11,397,173	24.5
G	-	-	4,223,162	15.6	6,682,636	14.4